Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax (benefit) expense	$ (36,400)	$ 10,000	$ 5,000	$ (53,000)	$ 2,000
Effective tax rates	0.70%	0.02%	0.00%	0.20%	0.00%
Statutory federal tax rate	21.00%	0.70%	21.00%	21.00%	21.00%
Valuation allowance			$ 56,643,000	$ 43,514,000
Tax credit carryforward expiration year			2035
Minimum threshold percentage for recognition of uncertain income tax position			50.00%
Income tax examination, penalties and interest expense			$ 0	$ 0	$ 0
Federal [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward			$ 167,500,000
Operating loss carryforward expiration year			2034
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax credit carryforward			$ 2,000,000
Federal [Member] | Indefinite Carryforward Period [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward			154,800,000
State [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforward			$ 81,700,000
Operating loss carryforward expiration year			2035